Financial Instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
14.	FINANCIAL INSTRUMENTS

Financial Instrument Disclosures

Details of the significant accounting policies and methods adopted (including the criteria for recognition, the bases of measurement and the bases for recognition of income and expenses) for each class of financial asset and financial liability are disclosed in Note 4.

Fair value measurement

Fair market value represents the amount that would be exchanged in an arm’s length transaction between willing parties and is best evidenced by a quoted market price, if one exists.

Fair value measurement is determined based on the fair value hierarchy as follows:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2:	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and

Level 3:	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

The carrying values for financial assets and liabilities for cash and cash equivalents, accounts payable and accrued liabilities approximate their fair values as at December 31, 2024.

Other financial liabilities as at December 31, 2024 and 2023 were as follows:

As at December 31, 2024	FVTPL	FVOCI	Amortized Cost	Total
	$	$	$	$
Financial liabilities
Warrants liability (level 2)	3,163,115	–	–	3,163,115
Lease liabilities (level 2)	–	–	155,527	155,527
	3,163,115	–	155,527	3,318,642

As at December 31, 2023	FVTPL	FVOCI	Amortized Cost	Total
	$	$	$	$
Financial liabilities
Warrants liability (level 2)	1,638,808	–	–	1,638,808
Lease liabilities (level 2)	–	–	119,697	119,697
	1,638,808	–	119,697	1,758,505

There were no transfers between the fair value hierarchy during the year ended December 31, 2024.